Share-based Compensation - Summary of Stock-Based Compensation Expenses Recognized (Details) - Management Investment Plan - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Recognized share-based compensation expense	€ 0	€ 14,817	€ 3,591	€ 18,085
Sales and Marketing Expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Recognized share-based compensation expense	0	1,670	406	2,038
General Administrative Expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Recognized share-based compensation expense	€ 0	€ 13,147	€ 3,185	€ 16,047